CONTINGENT LIABILITIES (Brazilian Internal Revenue Service) (Details)	0 Months Ended			12 Months Ended
	Oct. 01, 2005 USD ($)	Jun. 24, 2010 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] USD ($)	Jun. 24, 2010 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] BRL	Dec. 31, 2014 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] USD ($)	Dec. 31, 2014 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] BRL
Contingent Liabilities, Liens and Guarantees [Line Items]
Aggregate sum claimed pursuant to tax deficiency				$ 3,700,000	9,800,000
Amount of possible loss		3,120,000	5,567,032
Offsetting amount	$ 2,100,000